Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Significant accounting policies
Schedule of estimated useful lives for intangible asset class

Software	3 to 5 years
Licenses	8 to 20 years

Schedule of estimated useful lives for property, plant and equipment

Leasehold Improvements	1 to 10 years
Technical equipment and machines:	3 to 14 years
Other equipment, furniture and fixtures:	3 to 14 years

Schedule of estimated useful lives for right of use assets

Land and Buildings:	1 to 15 years
Vehicles:	3 to 4 years
Other equipment:	2 to 5 years